                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Convertible and High
                                                  Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court, Naperville Illinois
                                        60563

NAME AND ADDRESS OF AGENT FOR SERVICE:  James S. Hamman, Jr., Secretary,
                                        Calamos Advisors LLC,
                                        2020 Calamos Court,
                                        Naperville, Illinois
                                        60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2006

DATE OF REPORTING PERIOD: July 31, 2006

                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND

ITEM 1. SCHEDULE OF INVESTMENTS July 31, 2006 (UNAUDITED)

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
CORPORATE BONDS (83.5%)

                  CONSUMER DISCRETIONARY (21.2%)
$ 2,853,000       Asbury Automotive Group, Inc.
                  9.000%, 06/15/12                                  $  2,888,663
                  Beazer Homes USA, Inc.
  9,510,000       8.375%, 04/15/12                                     9,367,350
  6,657,000       8.125%, 06/15/16*@                                   6,357,435
  4,755,000       Broder Bros. Co.
                  11.250%, 10/15/10                                    4,445,925
  4,755,000       DEX Media, Inc.
                  8.000%, 11/15/13                                     4,778,775
  4,755,000       DIRECTV Financing Company, Inc.
                  8.375%, 03/15/13                                     5,004,637
  5,991,000       EchoStar Communications Corp.*
                  7.125%, 02/01/16                                     5,916,112
  1,783,000       EchoStar DBS Corporation
                  6.625%, 10/01/14                                     1,725,053
 11,517,000   GBP EMI Group, PLC
                  9.750%, 05/20/08                                    23,019,715
  6,443,000       GameStop Corp.@
                  8.000%, 10/01/12                                     6,571,860
  3,804,000       General Motors Acceptance
                  Corporation
                  6.875%, 09/15/11                                     3,687,282
  4,565,000       General Motors Corp.@
                  7.125%, 07/15/13                                     3,903,075
                  Goodyear Tire & Rubber Company
  6,657,000       7.857%, 08/15/11@                                    6,191,010
  4,755,000       7.000%, 03/15/28                                     3,792,113
  3,328,000       Group 1 Automotive, Inc.
                  8.250%, 08/15/13                                     3,369,600
  8,844,000       Hasbro, Inc.
                  6.600%, 07/15/28                                     8,492,778
                  Hovnanian Enterprises, Inc.
  7,608,000       8.625%, 01/15/17@                                    7,455,840
    903,000       7.750%, 05/15/13                                       814,958
  3,804,000       IMAX Corp.@
                  9.625%, 12/01/10                                     3,994,200
  4,755,000       Interpublic Group of Companies, Inc.
                  7.250%, 08/15/11                                     4,338,937
  4,755,000       Intrawest Corp.
                  7.500%, 10/15/13                                     4,760,944
                  J.C. Penney Company, Inc.
  1,902,000       9.000%, 08/01/12                                     2,197,637
  1,426,000       7.650%, 08/15/16@                                    1,568,081
  4,279,000       Jarden Corp.@
                  9.750%, 05/01/12                                     4,471,555
  3,053,000       Kellwood Company
                  7.625%, 10/15/17                                     2,803,466
  4,755,000       Landry's Restaurants, Inc.
                  7.500%, 12/15/14                                     4,434,037
  6,657,000       Linens 'n Things, Inc.*@++
                  11.132%, 01/15/14                                    6,207,652
  3,732,000       Mandalay Resort Group@
                  7.625%, 07/15/13                                     3,694,680

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
$ 1,426,000       NCL Holding, ASA
                  10.625%, 07/15/14                                 $  1,397,480
 11,248,000       Oxford Industries, Inc.
                  8.875%, 06/01/11                                    11,360,480
    903,000       Phillips-Van Heusen Corp.@
                  8.125%, 05/01/13                                       930,090
    951,000       Pinnacle Entertainment, Inc.
                  8.250%, 03/15/12                                       953,378
  2,853,000       Rent-A-Center, Inc.
                  7.500%, 05/01/10                                     2,831,603
  3,566,000   CAD Rogers Cable, Inc.
                  7.250%, 12/15/11                                     3,263,125
  4,279,000   CAD Rogers Wireless, Inc.
                  7.625%, 12/15/11                                     3,979,542
 11,316,000       Royal Caribbean Cruises, Ltd.@
                  7.500%, 10/15/27                                    10,930,928
    856,000       Station Casinos, Inc.
                  6.875%, 03/01/16                                       791,800
  8,178,000       Vail Resorts, Inc.
                  6.750%, 02/15/14                                     7,809,990
  6,657,000       Warnaco Group, Inc.@
                  8.875%, 06/15/13                                     6,831,746
                  Warner Music Group
  1,902,000   GBP 8.125%, 04/15/14                                     3,659,523
  1,902,000       7.375%, 04/15/14@                                    1,844,940
                  WCI Communities, Inc.@
  6,181,000       7.875%, 10/01/13                                     5,346,565
  2,853,000       6.625%, 03/15/15                                     2,296,665
    475,000       William Lyon Homes, Inc.
                  10.750%, 04/01/13                                      439,375
    856,000       Wynn Las Vegas, LLC@
                  6.625%, 12/01/14                                       811,060
                                                                    ------------
                                                                     211,731,660
                                                                    ------------
                  CONSUMER STAPLES (6.9%)
  1,902,000       Central Garden & Pet Company
                  9.125%, 02/01/13                                     1,963,815
  5,230,000       Chattem, Inc.
                  7.000%, 03/01/14                                     5,060,025
  4,279,000       Chiquita Brands International, Inc.@
                  7.500%, 11/01/14                                     3,658,545
  5,378,000       Del Monte Foods Company
                  8.625%, 12/15/12                                     5,606,565
                  Dole Food Company, Inc.
  5,509,000       8.875%, 03/15/11@                                    5,178,460
  4,241,000       8.625%, 05/01/09                                     4,071,360
  2,148,000       Gold Kist, Inc.
                  10.250%, 03/15/14                                    2,266,140
 12,838,000       Jean Coutu Group, Inc.@
                  8.500%, 08/01/14                                    12,051,672
  4,279,000       NBTY, Inc.
                  7.125%, 10/01/15                                     4,043,655
  3,804,000       Pinnacle Foods Holding@
                  8.250%, 12/01/13                                     3,746,940
  6,086,000       Playtex Products, Inc.
                  8.000%, 03/01/11                                     6,337,047
  6,181,000       Reynolds American, Inc.*
                  7.300%, 07/15/15                                     6,215,954

               See accompanying Notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
$ 1,902,000       Smithfield Foods, Inc.@
                  7.750%, 05/15/13                                  $  1,906,755
  4,897,000       Spectrum Brands, Inc.@
                  8.500%, 10/01/13                                     3,929,843
  2,901,000       WH Intermediate Holdings, Ltd.
                  9.500%, 04/01/11                                     3,187,474
                                                                    ------------
                                                                      69,224,250
                                                                    ------------
                  ENERGY (10.1%)
  8,559,000       Arch Western Finance, LLC
                  6.750%, 07/01/13                                     8,195,242
                  Chesapeake Energy Corp.
  3,804,000       6.875%, 01/15/16                                     3,689,880
  1,902,000       7.750%, 01/15/15                                     1,925,775
  3,756,000       Comstock Resources, Inc.
                  6.875%, 03/01/12                                     3,549,420
    856,000       Energy Partners, Ltd.
                  8.750%, 08/01/10                                       836,740
  4,755,000       Forest Oil Corp.
                  8.000%, 12/15/11                                     4,909,538
                  Giant Industries, Inc.
  5,706,000       8.000%, 05/15/14                                     5,706,000
  1,902,000       11.000%, 05/15/12                                    2,063,670
 10,793,000       Houston Exploration Company
                  7.000%, 06/15/13                                    10,631,105
  6,562,000       KCS Energy, Inc.
                  7.125%, 04/01/12                                     6,299,520
  4,398,000       Paramount Resources, Ltd.
                  8.500%, 01/31/13                                     4,557,428
                  Petroleo Brasileiro, SA
  7,132,000       8.375%, 12/10/18                                     8,085,905
  4,755,000       9.125%, 07/02/13                                     5,515,800
 16,642,000       Premcor Refining Group, Inc.
                  7.500%, 06/15/15                                    17,311,391
  1,902,000       Superior Energy Services, Inc.*
                  6.875%, 06/01/14                                     1,854,450
  2,853,000       Swift Energy Company
                  7.625%, 07/15/11                                     2,867,265
  6,181,000       Whiting Petroleum Corp.
                  7.250%, 05/01/12                                     6,165,548
  6,609,000       Williams Companies, Inc.@
                  7.750%, 06/15/31                                     6,526,387
                                                                    ------------
                                                                     100,691,064
                                                                    ------------
                  FINANCIALS (4.8%)
                  E*TRADE Financial Corporation
  7,227,000       7.375%, 09/15/13                                     7,281,202
  5,492,000       7.875%, 12/01/15                                     5,697,950
  1,331,000       8.000%, 06/15/11                                     1,374,258
                  Host Marriott Corp.
 10,460,000       7.125%, 11/01/13@                                   10,525,375
  1,997,000       9.250%, 10/01/07                                     2,071,887
 11,673,000       Leucadia National Corp.
                  7.000%, 08/15/13                                    11,497,905
    903,000       Omega Healthcare Investors, Inc.
                  7.000%, 04/01/14                                       873,653
                  Senior Housing Properties Trust
  4,755,000       8.625%, 01/15/12                                     5,016,525

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
$ 3,360,000       7.875%, 04/15/15                                  $  3,410,400
                                                                    ------------
                                                                      47,749,155
                                                                    ------------
                  HEALTH CARE (6.5%)
 15,477,000       Ameripath, Inc.@
                  10.500%, 04/01/13                                   16,366,927
  4,755,000       Angiotech Pharmaceuticals, Inc.*
                  7.750%, 04/01/14                                     4,624,238
 13,884,000       Bausch & Lomb, Inc.
                  7.125%, 08/01/28                                    14,274,626
  1,902,000       Bio-Rad Laboratories, Inc.
                  7.500%, 08/15/13                                     1,921,020
  2,140,000       Biovail Corp.
                  7.875%, 04/01/10                                     2,182,800
    856,000       DaVita, Inc.@
                  7.250%, 03/15/15                                       822,830
    666,000       Omnicare, Inc.@
                  6.875%, 12/15/15                                       646,020
  4,137,000       Psychiatric Solutions, Inc.
                  7.750%, 07/15/15                                     4,033,575
  9,605,000       Tenet Healthcare Corp.*
                  9.250%, 02/01/15                                     8,884,625
  5,088,000       Valeant Pharmaceuticals
                  International
                  7.000%, 12/15/11                                     4,859,040
  6,657,000       Vanguard Health Systems, Inc.
                  9.000%, 10/01/14                                     6,473,933
                                                                    ------------
                                                                      65,089,634
                                                                    ------------
                  INDUSTRIALS (12.8%)
  2,615,000       Accuride Corp.
                  8.500%, 02/01/15                                     2,445,025
  5,706,000       American Airlines, Inc.
                  7.250%, 02/05/09                                     5,755,927
  2,377,000       Armor Holdings, Inc.@
                  8.250%, 08/15/13                                     2,495,850
  2,853,000       BE Aerospace, Inc.@
                  8.875%, 05/01/11                                     2,988,517
 15,215,000       CNH Global, NV
                  9.250%, 08/01/11                                    16,108,881
  1,426,000       Columbus McKinnon Corp.
                  8.875%, 11/01/13                                     1,461,650
 15,691,000       Esterline Technologies Corp.@
                  7.750%, 06/15/13                                    15,926,365
    951,000       FTI Consulting, Inc.
                  7.625%, 06/15/13                                       965,265
  3,328,000       Gardner Denver, Inc.
                  8.000%, 05/01/13                                     3,494,400
  1,426,000       GATX Corp.
                  8.875%, 06/01/09                                     1,530,780
  5,582,000       General Cable Corp.
                  9.500%, 11/15/10                                     5,972,740
  3,328,000       Greenbrier Companies, Inc.
                  8.375%, 05/15/15                                     3,398,720
  1,778,000       H&E Equipment Service, Inc.*Y
                  5.375%, 07/15/16                                     1,798,003
    637,000       Hexcel Corporation
                  6.750%, 02/01/15                                       613,113
  5,611,000       Interline Brands, Inc.
                  8.125%, 06/15/14                                     5,681,137

               See accompanying Notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
                  JLG Industries, Inc.
$ 7,227,000       8.250%, 05/01/08                                  $  7,624,485
  3,328,000       8.375%, 06/15/12@                                    3,544,320
  4,133,000       Manitowoc Company, Inc.
                  10.500%, 08/01/12                                    4,484,305
  8,033,000       Mobile Mini, Inc.
                  9.500%, 07/01/13                                     8,635,475
  4,755,000       Monitronics International, Inc.@
                  11.750%, 09/01/10                                    4,701,506
  4,897,000       Orbital Sciences Corp.
                  9.000%, 07/15/11                                     5,190,820
                  Sequa Corp.
  6,657,000       8.875%, 04/01/08                                     6,964,886
  1,902,000       9.000%, 08/01/09                                     2,011,365
                  Terex Corp.
  2,615,000       9.250%, 07/15/11                                     2,784,975
  1,802,000       7.375%, 01/15/14                                     1,797,495
  2,140,000       Trinity Industries, Inc.
                  6.500%, 03/15/14                                     2,086,500
  1,902,000       Wesco Distribution, Inc.
                  7.500%, 10/15/17                                     1,897,245
  3,804,000       Westinghouse Air Brake
                  Technologies Corporation
                  6.875%, 07/31/13                                     3,765,960
  2,377,000       Williams Scotsman
                  International, Inc.
                  8.500%, 10/01/15                                     2,394,828
                                                                    ------------
                                                                     128,520,538
                                                                    ------------
                  INFORMATION TECHNOLOGY (6.7%)
  6,442,000       Advanced Micro Devices, Inc.
                  7.750%, 11/01/12                                     6,482,263
    856,000       Anixter International, Inc.
                  5.950%, 03/01/15                                       793,940
  2,606,000       Arrow Electronics, Inc.
                  6.875%, 06/01/18                                     2,593,176
    856,000       Avago Technologies*@
                  11.875%, 12/01/15                                      928,760
                  Celestica, Inc.@
  8,083,000       7.625%, 07/01/13                                     7,921,340
  3,804,000       7.875%, 07/01/11                                     3,784,980
  1,902,000       Flextronics International, Ltd.@
                  6.500%, 05/15/13                                     1,854,450
  4,755,000       Freescale Semiconductor, Inc.
                  7.125%, 07/15/14                                     4,873,875
  1,902,000   GBP Iron Mountain, Inc.*
                  7.250%, 04/15/14                                     3,464,112
    404,000       Sanmina-SCI Corporation@
                  8.125%, 03/01/16                                       395,920
  9,034,000       SunGuard Data Systems, Inc.@
                  9.125%, 08/15/13                                     9,271,142
  5,782,000       Telcordia Technologies*
                  10.000%, 03/15/13                                    4,654,510
 19,495,000       Xerox Corp.
                  7.625%, 06/15/13                                    19,787,425
                                                                    ------------
                                                                      66,805,893
                                                                    ------------

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
                  MATERIALS (9.5%)
$ 1,189,000       Agrium, Inc.
                  7.125%, 05/23/36                                  $  1,206,578
                  Aleris International, Inc.
  4,945,000       10.375%, 10/15/10                                    5,427,137
  3,668,000       9.000%, 11/15/14                                     4,144,840
  4,755,000       Ball Corp.@
                  6.875%, 12/15/12                                     4,755,000
    951,000       Crown Americas, LLC.*@
                  7.750%, 11/15/15                                       942,679
 18,087,000       Equistar Chemicals, LP
                  10.625%, 05/01/11                                   19,533,960
 12,220,000       Freeport-McMoRan Copper & Gold, Inc.
                  10.125%, 02/01/10                                   13,075,400
    856,000       Gibraltar Industries, Inc.*
                  8.000%, 12/01/15                                       856,000
                  Ineos Group Holdings, PLC*
  5,706,000   EUR 7.875%, 02/15/16                                     6,833,293
    951,000       8.500%, 02/15/16@                                      896,318
  5,706,000       IPSCO, Inc.
                  8.750%, 06/01/13                                     6,119,685
  8,559,000       Neenah Paper, Inc.@
                  7.375%, 11/15/14                                     8,002,665
  2,377,000       P.H. Glatfelter Company*
                  7.125%, 05/01/16                                     2,329,460
  2,853,000       Polyone Corp.@
                  10.625%, 05/15/10                                    3,081,240
  4,755,000       Sealed Air Corp.*
                  6.875%, 07/15/33                                     4,635,393
  1,902,000       Texas Industries, Inc.
                  7.250%, 07/15/13                                     1,913,887
                  Union Carbide Corp.
  4,612,000       7.875%, 04/01/23                                     4,952,273
  3,091,000       7.500%, 06/01/25                                     3,200,783
  3,519,000       Westlake Chemical Corporation
                  6.625%, 01/15/16                                     3,290,265
                                                                    ------------
                                                                      95,196,856
                                                                    ------------
                  TELECOMMUNICATION SERVICES (2.1%)
  5,706,000       AT&T Corp.
                  8.000%, 11/15/31                                     6,677,144
    666,000       Citizens Communications Company
                  9.000%, 08/15/31                                       685,980
  6,657,000       Sprint Nextel Corporation
                  7.375%, 08/01/15                                     6,826,940
  2,615,000       Stratos Global Corp.*@
                  9.875%, 02/15/13                                     2,190,063
  4,279,000       Syniverse Technologies, Inc.
                  7.750%, 08/15/13                                     4,182,722
                                                                    ------------
                                                                      20,562,849
                                                                    ------------
                  UTILITIES (2.9%)
  4,755,000       Centerpoint Energy, Inc.@
                  6.850%, 06/01/15                                     4,928,163
    951,000       NRG Energy, Inc.
                  7.375%, 02/01/16                                       931,980

               See accompanying Notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
$ 4,755,000       Public Service Enterprise
                  Group, Inc.
                  8.625%, 02/15/08                                  $  4,915,481
 11,982,000       Teco Energy, Inc.
                  7.500%, 06/15/10                                    12,401,370
  6,657,000       TXU Corp.
                  6.500%, 11/15/24                                     6,057,158
                                                                    ------------
                                                                      29,234,152
                                                                    ------------
                  TOTAL CORPORATE BONDS
                  (Cost $834,236,977)                                834,806,051
                                                                    ------------
CONVERTIBLE BONDS (21.3%)
                  CONSUMER DISCRETIONARY (4.3%)
  6,500,000       Lamar Advertising Company
                  2.875%, 12/31/10                                     7,263,750
  7,800,000       Liberty Media Corporation
                  (Motorola, Inc.)[]
                  3.500%, 01/15/31                                     7,936,500
                  Liberty Media Corporation (Sprint
                  Corporation PCS)[]
  4,142,000       3.750%, 02/15/30                                     2,495,555
  1,974,000       4.000%, 11/15/29                                     1,251,023
  3,750,000   GBP Punch Taverns Redwood Jersey
                  Co. Ltd.
                  5.000%, 12/14/10                                     7,479,854
                  United Auto Group, Inc.
  3,960,000       3.500%, 04/01/26*                                    4,291,650
  2,290,000       3.500%, 04/01/26@                                    2,481,787
  9,000,000       Walt Disney Company@
                  2.125%, 04/15/23                                    10,001,250
                                                                    ------------
                                                                      43,201,369
                                                                    ------------
                  ENERGY (1.3%)
  9,000,000       Cal Dive International, Inc.*
                  3.250%, 12/15/25                                    13,286,250
                                                                    ------------
                  FINANCIALS (1.8%)
  6,000,000       Deutsche Bank Luxembourg S.A.
                  (USA Interactive)* ++[]
                  5.349%, 05/01/12                                     6,645,600
 11,250,000       Travelers Property Casualty
                  Corp.
                  4.500% 04/15/32                                     11,002,500
                                                                    ------------
                                                                      17,648,100
                                                                    ------------
                  HEALTH CARE (2.6%)
  6,500,000       Advanced Medical Optics, Inc.*
                  3.250%, 08/01/26                                     6,914,375
 10,500,000       Emdeon Corp.*
                  3.125%, 09/01/25                                    10,644,375
  8,000,000       Wyeth++
                  5.109%, 01/15/24                                     8,544,000
                                                                    ------------
                                                                      26,102,750
                                                                    ------------
                  INDUSTRIALS (4.2%)
  8,000,000       Allied Waste Industries, Inc.@
                  4.250%, 04/15/34                                     7,190,000
 11,500,000       GATX Corp.
                  7.500%, 02/01/07                                    13,713,750
  6,400,000       Lockheed Martin Corp.++
                  4.920%, 08/15/33                                     7,697,920

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
$ 5,500,000       Quanta Services, Inc.*
                  3.750%, 04/30/26                                  $  5,575,625
 13,000,000       Roper Industries, Inc. ++
                  1.481%, 01/15/34                                     7,767,500
                                                                    ------------
                                                                      41,944,795
                                                                    ------------
                  INFORMATION TECHNOLOGY (5.4%)
  4,000,000       CSG Systems International, Inc.
                  2.500%, 06/15/24                                     4,410,000
  5,500,000       DST Systems, Inc.
                  4.125%, 08/15/23                                     7,012,500
  6,750,000       Electronic Data Systems Corp.
                  3.875%, 07/15/23                                     6,792,188
  5,500,000       Euronet Worldwide, Inc.
                  3.500%, 10/15/25                                     5,376,250
  6,000,000       LSI Logic Corp.@
                  4.000%, 05/15/10                                     6,037,500
  6,000,000       Mentor Graphics Corp.*
                  6.250%, 03/01/26                                     6,877,500
 17,000,000       Vishay Intertechnology, Inc.
                  3.625%, 08/01/23                                    17,021,250
                                                                    ------------
                                                                      53,527,188
                                                                    ------------
                  UTILITIES (1.7%)
  6,500,000       CenterPoint Energy, Inc.@
                  3.750%, 05/15/23                                     7,938,125
  3,500,000   GBP Scottish & Southern Energy, PLC
                  3.750%, 10/29/09                                     8,931,388
                                                                    ------------
                                                                      16,869,513
                                                                    ------------
                  TOTAL CONVERTIBLE BONDS
                  (Cost $202,189,970)                                212,579,965
                                                                    ------------
SYNTHETIC CONVERTIBLE SECURITIES (5.0%)
                  CORPORATE BONDS (4.3%)
                  CONSUMER DISCRETIONARY (1.1%)
    147,000       Asbury Automotive Group, Inc.
                  9.000%, 06/15/12                                       148,838
                  Beazer Homes USA, Inc.
    490,000       8.375%, 04/15/12                                       482,650
    343,000       8.125%, 06/15/16*@                                     327,565
    245,000       Broder Bros. Co.
                  11.250%, 10/15/10                                      229,075
    245,000       DEX Media, Inc.
                  8.000%, 11/15/13                                       246,225
    245,000       DIRECTV Financing Company, Inc.
                  8.375%, 03/15/13                                       257,862
    309,000       EchoStar Communications Corp.*
                  7.125%, 02/01/16                                       305,137
     92,000       EchoStar DBS Corporation
                  6.625%, 10/01/14                                        89,010
    594,000   GBP EMI Group, PLC
                  9.750%, 05/20/08                                     1,187,263
    332,000       GameStop Corp.@
                  8.000%, 10/01/12                                       338,640
    196,000       General Motors Acceptance
                  Corporation
                  6.875%, 09/15/11                                       189,986

               See accompanying Notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
$   235,000       General Motors Corp.@
                  7.125%, 07/15/13                                  $    200,925
                  Goodyear Tire & Rubber Company
    343,000       7.857%, 08/15/11@                                      318,990
    245,000       7.000%, 03/15/28                                       195,387
    172,000       Group 1 Automotive, Inc.
                  8.250%, 08/15/13                                       174,150
    456,000       Hasbro, Inc.
                  6.600%, 07/15/28                                       437,891
                  Hovnanian Enterprises, Inc.
    392,000       8.625%, 01/15/17@                                      384,160
     47,000       7.750%, 05/15/13                                        42,418
    196,000       IMAX Corp.@
                  9.625%, 12/01/10                                       205,800
    245,000       Interpublic Group of Companies,
                  Inc.
                  7.250%, 08/15/11                                       223,562
    245,000       Intrawest Corp.
                  7.500%, 10/15/13                                       245,306
                  J.C. Penney Company, Inc.
     98,000       9.000%, 08/01/12                                       113,233
     74,000       7.650%, 08/15/16@                                       81,373
    221,000       Jarden Corp.@
                  9.750%, 05/01/12                                       230,945
    157,000       Kellwood Company
                  7.625%, 10/15/17                                       144,168
    245,000       Landry's Restaurants, Inc.
                  7.500%, 12/15/14                                       228,462
    343,000       Linens 'n Things, Inc.*@++
                  11.132%, 01/15/14                                      319,847
    193,000       Mandalay Resort Group@
                  7.625%, 07/15/13                                       191,070
     74,000       NCL Holding, ASA
                  10.625%, 07/15/14                                       72,520
    580,000       Oxford Industries, Inc.
                  8.875%, 06/01/11                                       585,800
     47,000       Phillips-Van Heusen Corp.@
                  8.125%, 05/01/13                                        48,410
     49,000       Pinnacle Entertainment, Inc.
                  8.250%, 03/15/12                                        49,123
    147,000       Rent-A-Center, Inc.
                  7.500%, 05/01/10                                       145,898
    184,000   CAD Rogers Cable, Inc.
                  7.250%, 12/15/11                                       168,372
    221,000   CAD Rogers Wireless, Inc.
                  7.625%, 12/15/11                                       205,534
    584,000       Royal Caribbean Cruises, Ltd.@
                  7.500%, 10/15/27                                       564,127
     44,000       Station Casinos, Inc.
                  6.875%, 03/01/16                                        40,700
    422,000       Vail Resorts, Inc.
                  6.750%, 02/15/14                                       403,010
    343,000       Warnaco Group, Inc.@
                  8.875%, 06/15/13                                       352,004
                  Warner Music Group
     98,000   GBP 8.125%, 04/15/14                                       188,556
     98,000       7.375%, 04/15/14@                                       95,060

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
                  WCI Communities, Inc.@
$   319,000       7.875%, 10/01/13                                  $    275,935
    147,000       6.625%, 03/15/15                                       118,335
     25,000       William Lyon Homes, Inc.
                  10.750%, 04/01/13                                       23,125
     44,000       Wynn Las Vegas, LLC@
                  6.625%, 12/01/14                                        41,690
                                                                    ------------
                                                                      10,918,137
                                                                    ------------
                  CONSUMER STAPLES (0.4%)
     98,000       Central Garden & Pet Company
                  9.125%, 02/01/13                                       101,185
    270,000       Chattem, Inc.
                  7.000%, 03/01/14                                       261,225
    221,000       Chiquita Brands International,
                  Inc.@
                  7.500%, 11/01/14                                       188,955
    277,000       Del Monte Foods Company
                  8.625%, 12/15/12                                       288,772
                  Dole Food Company, Inc.
    284,000       8.875%, 03/15/11@                                      266,960
    219,000       8.625%, 05/01/09                                       210,240
    111,000       Gold Kist, Inc.
                  10.250%, 03/15/14                                      117,105
    662,000       Jean Coutu Group, Inc.@
                  8.500%, 08/01/14                                       621,452
    221,000       NBTY, Inc.
                  7.125%, 10/01/15                                       208,845
    196,000       Pinnacle Foods Holding@
                  8.250%, 12/01/13                                       193,060
    314,000       Playtex Products, Inc.
                  8.000%, 03/01/11                                       326,952
    319,000       Reynolds American, Inc.*
                  7.300%, 07/15/15                                       320,804
     98,000       Smithfield Foods, Inc.@
                  7.750%, 05/15/13                                        98,245
    253,000       Spectrum Brands, Inc.@
                  8.500%, 10/01/13                                       203,033
    150,000       WH Intermediate Holdings, Ltd.
                  9.500%, 04/01/11                                       164,813
                                                                    ------------
                                                                       3,571,646
                                                                    ------------
                  ENERGY (0.5%)
    441,000       Arch Western Finance, LLC
                  6.750%, 07/01/13                                       422,257
                  Chesapeake Energy Corp.
    196,000       6.875%, 01/15/16                                       190,120
     98,000       7.750%, 01/15/15                                        99,225
    194,000       Comstock Resources, Inc.
                  6.875%, 03/01/12                                       183,330
     44,000       Energy Partners, Ltd.
                  8.750%, 08/01/10                                        43,010
    245,000       Forest Oil Corp.
                  8.000%, 12/15/11                                       252,963
                  Giant Industries, Inc.
    294,000       8.000%, 05/15/14                                       294,000
     98,000       11.000%, 05/15/12                                      106,330
    557,000       Houston Exploration Company
                  7.000%, 06/15/13                                       548,645

               See accompanying Notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
$   338,000       KCS Energy, Inc.
                  7.125%, 04/01/12                                  $    324,480
    227,000       Paramount Resources, Ltd.
                  8.500%, 01/31/13                                       235,229
                  Petroleo Brasileiro, SA
    368,000       8.375%, 12/10/18                                       417,220
    245,000       9.125%, 07/02/13                                       284,200
    858,000       Premcor Refining Group, Inc.
                  7.500%, 06/15/15                                       892,511
     98,000       Superior Energy Services, Inc.*
                  6.875%, 06/01/14                                        95,550
    147,000       Swift Energy Company
                  7.625%, 07/15/11                                       147,735
    319,000       Whiting Petroleum Corp.
                  7.250%, 05/01/12                                       318,203
    341,000       Williams Companies, Inc.@
                  7.750%, 06/15/31                                       336,737
                                                                    ------------
                                                                       5,191,745
                                                                    ------------
                  FINANCIALS (0.2%)
                  E*TRADE Financial Corporation
    373,000       7.375%, 09/15/13                                       375,797
    283,000       7.875%, 12/01/15                                       293,612
     69,000       8.000%, 06/15/11                                        71,243
                  Host Marriott Corp.
    540,000       7.125%, 11/01/13@                                      543,375
    103,000       9.250%, 10/01/07                                       106,863
    602,000       Leucadia National Corp.
                  7.000%, 08/15/13                                       592,970
     47,000       Omega Healthcare Investors, Inc.
                  7.000%, 04/01/14                                        45,473
                  Senior Housing Properties Trust
    245,000       8.625%, 01/15/12                                       258,475
    173,000       7.875%, 04/15/15                                       175,595
                                                                    ------------
                                                                       2,463,403
                                                                    ------------
                  HEALTH CARE (0.3%)
    798,000       Ameripath, Inc.@
                  10.500%, 04/01/13                                      843,885
    245,000       Angiotech Pharmaceuticals, Inc.*
                  7.750%, 04/01/14                                       238,263
    716,000       Bausch & Lomb, Inc.
                  7.125%, 08/01/28                                       736,145
     98,000       Bio-Rad Laboratories, Inc.
                  7.500%, 08/15/13                                        98,980
    110,000       Biovail Corp.
                  7.875%, 04/01/10                                       112,200
     44,000       DaVita, Inc.@
                  7.250%, 03/15/15                                        42,295
     34,000       Omnicare, Inc.@
                  6.875%, 12/15/15                                        32,980
    213,000       Psychiatric Solutions, Inc.
                  7.750%, 07/15/15                                       207,675
    495,000       Tenet Healthcare Corp.*
                  9.250%, 02/01/15                                       457,875
    262,000       Valeant Pharmaceuticals
                  International
                  7.000%, 12/15/11                                       250,210

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
$   343,000       Vanguard Health Systems, Inc.
                  9.000%, 10/01/14                                  $    333,567
                                                                    ------------
                                                                       3,354,075
                                                                    ------------
                  INDUSTRIALS (0.7%)
    135,000       Accuride Corp.
                  8.500%, 02/01/15                                       126,225
    294,000       American Airlines, Inc.
                  7.250%, 02/05/09                                       296,572
    123,000       Armor Holdings, Inc.@
                  8.250%, 08/15/13                                       129,150
    147,000       BE Aerospace, Inc.@
                  8.875%, 05/01/11                                       153,982
    785,000       CNH Global, NV
                  9.250%, 08/01/11                                       831,119
     74,000       Columbus McKinnon Corp.
                  8.875%, 11/01/13                                        75,850
    809,000       Esterline Technologies Corp.@
                  7.750%, 06/15/13                                       821,135
     49,000       FTI Consulting, Inc.
                  7.625%, 06/15/13                                        49,735
    172,000       Gardner Denver, Inc.
                  8.000%, 05/01/13                                       180,600
     74,000       GATX Corp.
                  8.875%, 06/01/09                                        79,437
    288,000       General Cable Corp.
                  9.500%, 11/15/10                                       308,160
    172,000       Greenbrier Companies, Inc.
                  8.375%, 05/15/15                                       175,655
     92,000       H&E Equipment Service, Inc.*Y
                  5.375%, 07/15/16                                        93,035
     33,000       Hexcel Corporation
                  6.750%, 02/01/15                                        31,763
    289,000       Interline Brands, Inc.
                  8.125%, 06/15/14                                       292,612
                  JLG Industries, Inc.
    373,000       8.250%, 05/01/08                                       393,515
    172,000       8.375%, 06/15/12@                                      183,180
    213,000       Manitowoc Company, Inc.
                  10.500%, 08/01/12                                      231,105
    414,000       Mobile Mini, Inc.
                  9.500%, 07/01/13                                       445,050
    245,000       Monitronics International, Inc.@
                  11.750%, 09/01/10                                      242,244
    253,000       Orbital Sciences Corp.
                  9.000%, 07/15/11                                       268,180
                  Sequa Corp.
    343,000       8.875%, 04/01/08                                       358,864
     98,000       9.000%, 08/01/09                                       103,635
                  Terex Corp.
    135,000       9.250%, 07/15/11                                       143,775
     93,000       7.375%, 01/15/14                                        92,768
    110,000       Trinity Industries, Inc.
                  6.500%, 03/15/14                                       107,250
     98,000       Wesco Distribution, Inc.
                  7.500%, 10/15/17                                        97,755
    196,000       Westinghouse Air Brake
                  Technologies Corporation
                  6.875%, 07/31/13                                       194,040

               See accompanying Notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
$   123,000       Williams Scotsman
                  International, Inc.
                  8.500%, 10/01/15                                  $    123,923
                                                                    ------------
                                                                       6,630,314
                                                                    ------------
                  INFORMATION TECHNOLOGY (0.3%)
    332,000       Advanced Micro Devices, Inc.
                  7.750%, 11/01/12                                       334,075
     44,000       Anixter International, Inc.
                  5.950%, 03/01/15                                        40,810
    134,000       Arrow Electronics, Inc.
                  6.875%, 06/01/18                                       133,341
     44,000       Avago Technologies*@
                  11.875%, 12/01/15                                       47,740
                  Celestica, Inc.@

    417,000       7.625%, 07/01/13                                       408,660
    196,000       7.875%, 07/01/11                                       195,020
     98,000       Flextronics International, Ltd.@
                  6.500%, 05/15/13                                        95,550
    245,000       Freescale Semiconductor, Inc.
                  7.125%, 07/15/14                                       251,125
     98,000   GBP Iron Mountain, Inc.*
                  7.250%, 04/15/14                                       178,487
     21,000       Sanmina-SCI Corporation@
                  8.125%, 03/01/16                                        20,580
    466,000       SunGuard Data Systems, Inc.@
                  9.125%, 08/15/13                                       478,233
    298,000       Telcordia Technologies*
                  10.000%, 03/15/13                                      239,890
  1,005,000       Xerox Corp.
                  7.625%, 06/15/13                                     1,020,075
                                                                    ------------
                                                                       3,443,586
                                                                    ------------
                  MATERIALS (0.5%)
     61,000       Agrium, Inc.
                  7.125%, 05/23/36                                        61,902
                  Aleris International, Inc.
    255,000       10.375%, 10/15/10                                      279,862
    189,000       9.000%, 11/15/14                                       213,570
    245,000       Ball Corp.@
                  6.875%, 12/15/12                                       245,000
     49,000       Crown Americas, LLC*@
                  7.750%, 11/15/15                                        48,571
    933,000       Equistar Chemicals, LP
                  10.625%, 05/01/11                                    1,007,640
    630,000       Freeport-McMoRan Copper & Gold,
                  Inc.
                  10.125%, 02/01/10                                      674,100
     44,000       Gibraltar Industries, Inc.*
                  8.000%, 12/01/15                                        44,000
                  Ineos Group Holdings, PLC*
    294,000   EUR 7.875%, 02/15/16                                       352,083
     49,000       8.500%, 02/15/16@                                       46,183
    294,000       IPSCO, Inc.
                  8.750%, 06/01/13                                       315,315
    441,000       Neenah Paper, Inc.@
                  7.375%, 11/15/14                                       412,335
    123,000       P.H. Glatfelter Company*
                  7.125%, 05/01/16                                       120,540

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
$   147,000       Polyone Corp.@
                  10.625%, 05/15/10                                 $    158,760
    245,000       Sealed Air Corp.*
                  6.875%, 07/15/33                                       238,837
     98,000       Texas Industries, Inc.
                  7.250%, 07/15/13                                        98,613
                  Union Carbide Corp.
    238,000       7.875%, 04/01/23                                       255,560
    159,000       7.500%, 06/01/25                                       164,647
    181,000       Westlake Chemical Corporation
                  6.625%, 01/15/16                                       169,235
                                                                    ------------
                                                                       4,906,753
                                                                    ------------
                  TELECOMMUNICATION SERVICES (0.1%)
    294,000       AT&T Corp.
                  8.000%, 11/15/31                                       344,038
     34,000       Citizens Communications Company
                  9.000%, 08/15/31                                        35,020
    343,000       Sprint Nextel Corporation
                  7.375%, 08/01/15                                       351,756
    135,000       Stratos Global Corp.*@
                  9.875%, 02/15/13                                       113,063
    221,000       Syniverse Technologies, Inc.
                  7.750%, 08/15/13                                       216,027
                                                                    ------------
                                                                       1,059,904
                                                                    ------------
                  UTILITIES (0.2%)
    245,000       Centerpoint Energy, Inc.@
                  6.850%, 06/01/15                                       253,922
     49,000       NRG Energy, Inc.
                  7.375%, 02/01/16                                        48,020
    245,000       Public Service Enterprise
                  Group, Inc.
                  8.625%, 02/15/08                                       253,269
    618,000       Teco Energy, Inc.
                  7.500%, 06/15/10                                       639,630
    343,000       TXU Corp.
                  6.500%, 11/15/24                                       312,093
                                                                    ------------
                                                                       1,506,934
                                                                    ------------
                     TOTAL CORPORATE BONDS                            43,046,497
                                                                    ------------

 NUMBER OF
 CONTRACTS                                                              VALUE
-----------                                                         ------------
                  OPTIONS (0.7%)
                  CONSUMER DISCRETIONARY (0.0%)
        120       Garmin, Ltd.#
                  Call, 01/19/08, Strike 100.00                          207,000
        300       Lowe's Companies, Inc.#
                  Call, 01/19/08, Strike 35.00                            61,500
        310       Office Depot, Inc.#
                  Call, 01/19/08, Strike 40.00                           153,450
                                                                    ------------
                                                                         421,950
                                                                    ------------
                  CONSUMER STAPLES (0.1%)
        640       Kroger Company#
                  Call, 01/19/08, Strike 20.00                           320,000

               See accompanying notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

 NUMBER OF
 CONTRACTS                                                              VALUE
-----------                                                         ------------
        260       PepsiCo, Inc.#
                  Call, 01/19/08, Strike 60.00                      $    213,200
                                                                    ------------
                                                                         533,200
                                                                    ------------
                  ENERGY (0.1%)
        190       Anadarko Petroleum Corp.#
                  Call, 01/19/08, Strike 47.50                           139,650
        130       BJ Services Company#
                  Call, 01/19/08, Strike 40.00                            76,050
        100       Diamond Offshore Drilling, Inc.#
                  Call, 01/19/08, Strike 85.00                           138,000
        210       Nabors Industries Ltd.#
                  Call, 01/19/08, Strike 37.50                           118,650
         85       Petroleo Brasileiro, SA#
                  Call, 01/19/08, Strike 90.00                           160,225
        140       Schlumberger, Ltd.#
                  Call, 01/19/08, Strike 65.00                           189,700
        140       Weatherford International, Ltd.#
                  Call, 01/19/08, Strike 55.00                            80,500
                                                                    ------------
                                                                         902,775
                                                                    ------------
                  FINANCIALS (0.1%)
        235       Aon Corp.#
                  Call, 01/19/08, Strike 35.00                           106,925
        500       Charles Schwab Corp.#
                  Call, 01/19/08, Strike 17.50                           106,250
         20       Chicago Mercantile
                  Exchange Holdings, Inc.#
                  Call, 01/19/08, Strike 420.00                          221,700
        175       CIT Group, Inc.#
                  Call, 01/19/08, Strike 50.00                            84,875
        280       E*TRADE Financial Corporation#
                  Call, 01/19/08, Strike 25.00                           113,400
         70       Goldman Sachs Group, Inc.#
                  Call, 01/19/08, Strike 160.00                          141,050
        140       Lehman Brothers Holdings, Inc.#
                  Call, 01/19/08, Strike 75.00                            94,500
        175       Merrill Lynch & Company, Inc.#
                  Call, 01/19/08, Strike 70.00                           193,375
        130       Prudential Financial, Inc.#
                  Call, 01/19/08, Strike 75.00                           157,950
        230       State Street Corp.#
                  Call, 01/19/08, Strike 60.00                           180,550
                                                                    ------------
                                                                       1,400,575
                                                                    ------------
                  HEALTH CARE (0.0%)
         90       Allergan, Inc.#
                  Call, 01/19/08, Strike 110.00                          142,200
        240       AmerisourceBergen Corp.#
                  Call, 01/19/08, Strike 47.50                           104,400
                                                                    ------------
                                                                         246,600
                                                                    ------------
                  INDUSTRIALS (0.0%)
        130       Burlington Northern
                  Santa Fe Corp.#
                  Call, 01/19/08, Strike 80.00                            96,200
                                                                    ------------
                  INFORMATION TECHNOLOGY (0.3%)
        225       Agilent Technologies, Inc.#
                  Call, 01/19/08, Strike 35.00                            63,000

 NUMBER OF
 CONTRACTS                                                              VALUE
-----------                                                         ------------
         85       Apple Computer, Inc.#
                  Call, 01/19/08, Strike 75.00                      $    105,400
        500       Electronic Data Systems Corp.#
                  Call, 01/19/08, Strike 25.00                           153,750
        335       Hewlett-Packard Company#
                  Call, 01/19/08, Strike 30.00                           226,125
        390       Intuit, Inc.#
                  Call, 01/19/08, Strike 27.50                           286,650
        240       Marvell Technology Group, Ltd.#
                  Call, 01/19/08, Strike 32.50                            41,400
        330       Motorola, Inc.#
                  Call, 01/19/08, Strike 22.50                           130,350
        230       National Semiconductor Corp.#
                  Call, 01/19/08, Strike 25.00                            96,600
                  Nokia Corp.#
      2,200       Call, 01/19/08, Strike 17.50                           979,000
      2,200       Call, 01/19/08, Strike 20.00                           682,000
        230       NVIDIA Corp.#
                  Call, 01/19/08, Strike 30.00                            66,125
        310       Paychex, Inc.#
                  Call, 01/19/08, Strike 40.00                            83,700
         90       Sandisk Corp.#
                  Call, 01/19/08, Strike 65.00                            60,750
                                                                    ------------
                                                                       2,974,850
                                                                    ------------
                  MATERIALS (0.1%)
        130       Alcan, Inc.#
                  Call, 01/19/08, Strike 55.00                            66,300
        250       Goldcorp, Inc.#
                  Call, 01/19/08, Strike 27.50                           207,500
        343       Harmony Gold Mining Co, Ltd.#
                  Call, 01/19/08, Strike 15.00                           120,050
        110       Phelps Dodge Corp.#
                  Call, 01/19/08, Strike 72.50                           272,800
         90       United States Steel Corp.#
                  Call, 01/19/08, Strike 70.00                           102,150
                                                                    ------------
                                                                         768,800
                                                                    ------------
                  TELECOMMUNICATION SERVICES (0.0%)
        230       America Movil, S.A. de C.V.#
                  Call, 01/19/08, Strike 40.00                           120,750
        130       NII Holdings, Inc.#
                  Call, 01/19/08, Strike 55.00                           132,600
                                                                    ------------
                                                                         253,350
                                                                    ------------
                     TOTAL OPTIONS                                     7,598,300
                                                                    ------------
                  TOTAL SYNTHETIC CONVERTIBLE
                  SECURITIES
                  (Cost $51,793,675)                                  50,644,797
                                                                    ------------

 NUMBER OF
   SHARES                                                               VALUE
-----------                                                         ------------
CONVERTIBLE PREFERRED STOCKS (28.9%)
                  CONSUMER DISCRETIONARY (3.8%)
  1,317,300       Ford Motor Company Capital
                  Trust II
                  6.500%                                              37,674,780
                                                                    ------------

               See accompanying notes to Schedule of Investments

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

 NUMBER OF
   SHARES                                                               VALUE
-----------                                                         ------------
                  CONSUMER STAPLES (3.0%)
  1,190,000       Albertson's, Inc.
                  7.250%                                            $ 29,738,100
                                                                    ------------
                  ENERGY (3.2%)
     55,000       Chesapeake Energy Corp.
                  6.250%                                              15,401,100
    125,000       Hess Corp.
                  7.000%                                              16,598,750
                                                                    ------------
                                                                      31,999,850
                                                                    ------------
                  FINANCIALS (16.4%)
    635,000       Chubb Corp.
                  7.000%                                              22,364,700
     19,000       Fortis Insurance, N.V.
                  (Assurant, Inc.)*[]
                  7.750%                                              24,263,000
    215,000       Hartford Financial
                  Services Group, Inc.
                  7.000%                                              16,021,800
    350,000       Lazard, Ltd.
                  6.625%                                              12,201,000
    775,000       Lehman Brothers Holdings, Inc.
                  (General Mills, Inc.)[]
                  6.250%                                              20,204,250
    230,000       Merrill Lynch & Co., Inc.
                  (Nuveen Investments, Inc.)[]
                  6.750%                                               9,673,800
    500,000       Metlife, Inc.
                  6.375%                                              13,730,000
    570,000       National Australia Bank, Ltd.
                  7.875%                                              25,080,000
    375,000       Washington Mutual, Inc.
                  5.375%                                              20,906,250
                                                                    ------------
                                                                     164,444,800
                                                                    ------------
                  HEALTH CARE (1.0%)
    200,000       Schering-Plough Corp.
                  6.000%                                              10,612,000
                                                                    ------------
                  INDUSTRIALS (1.1%)
  3,350,000   GBP BAE Systems, PLC
                  7.750%                                              10,616,850
                                                                    ------------
                  UTILITIES (0.4%)
     80,000       Southern Union Company
                  5.000%                                               4,238,400
                                                                    ------------
                  TOTAL CONVERTIBLE PREFERRED
                  STOCKS
                  (Cost $285,208,979)                                289,324,780
                                                                    ------------

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
SHORT-TERM INVESTMENT (1.3%)
                  COMMERCIAL PAPER (1.3%)
$13,210,000       Citigroup, Inc
                  5.230%, 08/01/06
                  (Cost $13,210,000)                                  13,210,000
                                                                    ------------

 NUMBER OF
   SHARES                                                              VALUE
-----------                                                       --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (15.5%)
155,341,197       Bank of New York Institutional
                  Cash Reserve Fund
                  current rate 5.400%
                  (Cost $155,341,197)                             $  155,341,197
                                                                  --------------
TOTAL INVESTMENTS (155.5%)
(Cost $1,541,980,798)                                              1,555,906,790
                                                                  --------------
PAYABLE UPON RETURN OF SECURITIES ON LOAN
(-15.5%)                                                            (155,341,197)
                                                                  --------------
OTHER ASSETS, LESS LIABILITIES (3.0%)                                 29,717,596
                                                                  --------------
PREFERRED SHARES AT REDEMPTION VALUE INCLUDING
DIVIDENDS PAYABLE (-43.0%)                                          (430,265,745)
                                                                  --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
(100.0%)                                                          $1,000,017,444
                                                                  --------------

NOTES TO SCHEDULE OF INVESTMENTS

Note: Value for securities denominated in foreign currencies are shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date of the option contracts. The option contracts may be exercised at any date on or before the date shown.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At July 31, 2006, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $116,575,127 or 11.7 % of net assets.

Y    Security purchased on when issued basis.

@    Security, or portion of security, is on loan.

#    Non-income producing security.

++ Variable rate security. The interest rate shown is the rate in effect at July 31, 2006.

[] Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

CAD   Canadian Dollar
EUR   European Monetary Unit
GBP   British Pound Sterling

               See accompanying notes to Schedule of Investments

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS Convertible and High Income Fund (the "Fund") was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003.

The Fund's investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertible and non-convertible income securities. "Managed assets" means the Fund's total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

PORTFOLIO VALUATION. Calamos Advisors LLC values the Fund's portfolio securities in accordance with policies and procedures on the valuation of securities adopted by the Board of Trustees and under the ultimate supervision of the Board of Trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which the Fund determines its NAV. Securities traded in the over-the-counter ("OTC") market and quoted on The Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking a NOCP, the last current reported sale price on Nasdaq at the time as of which the Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option. If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing service.

Securities that are principally traded in a foreign market are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time,

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

in accordance with guidelines adopted by the Board of Trustees. Trading in securities on European and Far Eastern securities exchanges and OTC markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated. As stated above, if the market prices are not readily available or are not reflective of a security's fair value, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

The Fund also may use fair value pricing, pursuant to Board of Trustees guidelines and under the ultimate supervision of the Board of Trustees if the value of a foreign security it holds is materially affected by events occurring before their pricing time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of purchased call options is increased by premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 - INVESTMENTS

The following information is presented on an income tax basis as of July 31, 2006. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at July 31, 2006 was as follows:

Cost basis of investments                    $1,552,960,015
                                             --------------
Gross unrealized appreciation                    45,935,002
Gross unrealized depreciation                   (42,988,227)
                                             --------------
Net unrealized appreciation (depreciation)   $    2,946,775
                                             --------------

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

NOTE 3 - FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates, and an unrealized gain or loss is recorded. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts. There were no open forward foreign currency contracts at July 31, 2006.

NOTE 4 - SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component", which may be a convertible or non-convertible security) and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic convertible instruments created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

NOTE 5 - PREFERRED SHARES

There are unlimited shares of Auction Rate Cumulative Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 17,200 shares of Preferred Shares outstanding consist of six series, 3,000 shares of M, 3,000 shares of TU, 3,000 shares of W, 3,000 shares of TH, 3,000 shares of

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

F, and 2,200 shares of A. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven or twenty-eight days based on the results of an auction. Dividend rates ranged from 3.60% to 5.30% for the nine-month period ended July 31, 2006. Under the 1940 Act, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the Fund's option, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or only the holders of common stock, when the respective classes vote alone.

NOTE 6 - INTEREST RATE TRANSACTIONS

The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the Fund's net asset value. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the Preferred Shares. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Details of the swap agreements outstanding as of July 31, 2006 were as follows:

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

                                                                                  Unrealized
                Termination        Notional      Fixed Rate    Floating Rate     Appreciation
Counterparty       Date          Amount (000)   (Fund Pays)   (Fund Receives)   (Depreciation)
------------  ----------------   ------------   -----------   ---------------   --------------
Citibank NA   October 27, 2006     $100,000         2.80%       1month LIBOR      $  662,348
Citibank NA   October 27, 2007      200,000         3.27%       1month LIBOR       5,162,041
Citibank NA   October 27, 2008      100,000         3.65%       1month LIBOR       3,476,086
                                                                                  ----------
                                                                                  $9,300,475
                                                                                  ==========

NOTE 7 - SECURITIES LENDING

During the nine-month period ended July 31, 2006, the Fund loaned certain of its' securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At July 31, 2006, the Fund had securities valued at $151,676,027 that were on loan to broker-dealers and banks and $155,341,197 in cash or cash equivalent collateral.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible and High Income Fund


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: September 22, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible and High Income Fund


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: September 22, 2006


By: /s/ Patrick H. Dudasik
    ---------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: September 22, 2006